EXPENSES BY NATURE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Salaries, short-term incentives, and other benefits	$ 177.8	$ 177.2
Share-based compensation	4.8	4.8
Other	4.1	6.9
Total expenses	$ 186.7	$ 188.9